Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Parentheticals)	12 Months Ended
Dec. 31, 2025
Statement of Stockholders' Equity [Abstract]
Issuance of shares to acquire equity interest in Aitos	16.58% [1]

[1]	On September 18, 2025, the Company issued 5,181,250 Class B ordinary shares to acquire 1,745 ordinary shares of Aitos.io Pte. Ltd. (“Aitos”), representing approximately 16.58% of Aitos’s issued and outstanding share capital. See Note 7 and Note 22 or further details.